Sterling Capital Kentucky Intermediate Tax-Free Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
MUNICIPAL BONDS — 88.4%
Kentucky
— 88.4%
$ 210,000
Bowling Green, KY, Advance Refunding
G.O., Series C, Callable 6/1/26 @ 102,
4.000%, 6/1/27 .................. $ 254,174
115,000
Boyle County School District Finance
Corp., School Improvements Revenue
Bonds, (State Intercept), 3.000%, 2/1/22 118,271
250,000
Campbell Kenton & Boone Counties
Sanitation District No. 1, Advance
Refunding Revenue, Callable 8/1/26 @
100, 5.000%, 8/1/29 .............. 310,333
200,000
Campbell Kenton & Boone Counties
Sanitation District No. 1, Current
Refunding Revenue, 5.000%, 8/1/28 ... 263,158
195,000
Commonwealth of Kentucky, Certificate
of Participation, Public Facilities, State
Office Building Project, Callable 4/15/28
@ 100, OID, 4.000%, 4/15/48 ....... 219,272
300,000
Eastern Kentucky University, Refunding
Revenue, Series A, (State Intercept),
5.000%, 4/1/24 .................. 341,004
165,000
Fayette County School District Finance
Corp., KY, School Improvements
Revenue Bonds, Series A, Callable
8/1/28 @ 100, (State Intercept), 4.000%,
8/1/31 ........................ 199,246
250,000
Fayette County School District Finance
Corp., School Improvements Revenue,
Series A, Callable 5/1/26 @ 100, (State
Intercept), 4.000%, 5/1/38 .......... 281,640
150,000
Franklin County, KY, Public Properties
Corp., Justice Center Project, Advance
Refunding Revenue, 4.000%, 4/1/28 ... 179,200
200,000
Hopkinsville, KY, Refunding G.O., Series
A, 4.000%, 10/1/24 ............... 226,712
255,000
Jefferson County, KY, School District
Finance Corp., School Improvements
Revenue, Series A, Callable 4/1/25 @
100, 5.000%, 4/1/27 .............. 301,453
135,000
Kenton County, KY, Refunding Revenue,
G.O., Series A, 5.000%, 4/1/27 ....... 170,497
125,000
Kenton County Airport Board, Airport &
Marina Improvements Revenue, Callable
1/1/29 @ 100, 5.000%, 1/1/31 ....... 160,049
200,000
Kentucky Association of Counties Finance
Corp., Water Utility Improvements
Revenue, Series B, 5.000%, 2/1/26 .... 242,144
210,000
Kentucky Bond Development Corp.,
Recreational Facility Improvements
Revenue, Callable 9/1/28 @ 100,
5.000%, 9/1/35 .................. 252,101
120,000
Kentucky Infrastructure Authority,
Wastewater & Drinking Water Revolving,
Advance Refunding Revenue, Callable
2/1/26 @ 100, 5.000%, 2/1/27 ....... 147,089
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Kentucky
— (continued)
$ 250,000
Kentucky Rural Water Finance Corp.,
Flexible Term Program, Refunding
& Improvements Revenue, Series B,
Callable 2/1/21 @ 100, 4.000%, 2/1/21 . $ 250,540
130,000
Kentucky State Property & Building
Commission, Project No. 112, Series A,
Public Improvements Revenue, Callable
2/1/26 @ 100, 5.000%, 2/1/27 ....... 156,593
200,000
Kentucky State Property & Building
Commission, Project No. 114, University
& College Improvements Revenue,
Callable 10/1/26 @ 100, 5.000%,
10/1/28 ....................... 243,932
250,000
Kentucky State Property & Building
Commission, Project No. 116, University
& College Improvements Revenue,
(AGM-State Intercept), 5.000%, 10/1/26 310,022
200,000
Kentucky State Property & Building
Commission, Project No. 117, Series B,
Public Improvements Revenue, Callable
5/1/27 @ 100, 5.000%, 5/1/28 ....... 248,144
280,000
Kentucky State Property & Building
Commission, Refunding Revenue,
Callable 8/1/25 @ 100, 5.000%, 8/1/31 . 326,491
200,000
Kentucky Turnpike Authority,
Revitalization Project, Advance
Refunding Revenue, Series B, 5.000%,
7/1/25 ........................ 236,490
250,000
Laurel County, KY, Correctional Facilities
Improvements G.O., Series A, Callable
5/1/27 @ 100, (BAM), 5.000%, 5/1/28 . 315,237
250,000
Lexington-Fayette, KY, Urban County
Government Public Facilities Corp.,
Court Facilities Project, Current
Refunding Revenue Bonds, Callable
10/1/26 @ 100, 5.000%, 10/1/27 ..... 307,790
250,000
Louisville & Jefferson County, KY,
Metropolitan Government, Refunding
G.O., Series F, Callable 11/1/24 @ 100,
4.000%, 11/1/26 ................. 284,810
200,000
Louisville & Jefferson County, KY,
Metropolitan Sewer District, Sewer
Improvements Revenue, Series A,
5.000%, 5/15/25 ................. 240,826
250,000
Louisville & Jefferson County, KY,
Metropolitan Sewer District, Sewer
Refunding Revenue, Series A, Callable
11/15/21 @ 100, 5.000%, 5/15/30 .... 259,565
250,000
Louisville & Jefferson County, KY,
Metropolitan Sewer District, Sewer
Refunding Revenue, Series A, Callable
5/15/28 @ 100, 4.000%, 5/15/32 ..... 302,092

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Kentucky
— (continued)
$ 160,000
Louisville Water Co., Metro Government
Waterworks Board, Water Utility
Improvements Revenue, 5.000%,
11/15/24 ....................... $ 189,328
170,000
McCracken County School District Finance
Corp., School Building Revenue Bonds,
School Improvements Revenue, (State
Intercept), 5.000%, 6/1/22 .......... 180,924
300,000
Murray, KY, School District Finance Corp.,
School Improvements Revenue, (State
Intercept), 5.000%, 3/1/27 .......... 376,395
200,000
Northern Kentucky University, University
& College Improvements Revenue,
Series A, Callable 9/1/26 @ 100, (AGM-
State Intercept), 4.000%, 9/1/29 ...... 227,368
105,000
Northern Kentucky Water District,
Refunding Revenue, Series B, Callable
8/1/23 @ 100, 4.000%, 2/1/24 ....... 114,660
250,000
Taylor County, KY, Public Courthouse
Corp., Justice Center Project, Refunding
Revenue, Callable 9/1/26 @ 100,
4.000%, 9/1/27 .................. 287,815
Total Municipal Bonds
(Cost $8,014,347) ................ 8,525,365
Shares
MONEY MARKET FUND — 10.7%
1,031,438
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(a) .......
1,031,438
Total Money Market Fund
(Cost $1,031,438) ................ 1,031,438
Total Investments — 99.1%
(Cost $9,045,785) ............................. 9,556,803
Net Other Assets (Liabilities) — 0.9% ............... 85,147
NET ASSETS — 100.0% .......................
$ 9,641,950
(a) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual
G.O. General Obligation
OID Original Issue Discount

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Kentucky Intermediate Tax-Free Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Kentucky Intermediate Tax-Free Fund (referred to as a “Fund”).
The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Kentucky Intermediate Tax-Free Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Concentration of Credit Risk:
The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Kentucky Intermediate Tax-Free Fund ..... $ 1,031,438 (a) $ 8,525,365 (b) $ — $ 9,556,803
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.